Schedule of Expense of Development Costs (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Research and Development [Abstract]
Opening total software development costs	$ 22,392,136	$ 18,771,172	$ 21,458,933	$ 18,095,644
Software development during the period	895,692	816,153	1,828,895	1,491,680
Closing total Software development costs	$ 23,287,828	$ 19,587,325	$ 23,287,828	$ 19,587,325